Contingent Earnout Liability (Tables)	9 Months Ended
Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value Measurement Inputs and Valuation Techniques	The fair value of the Series B-2 Tranche Liability was determined using a Binomial Tranche Model. Both models incorporated the following significant assumptions for the respective valuation dates: